Income Taxes - Schedule of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Valuation Allowance [Abstract]
At the beginning of the year	$ 792	$ 469	$ 494
Current year (reduction) addition	203	323	(25)
At the end of the year	$ 995	$ 792	$ 469